Lease - lease cost (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²
Leases [Abstract]
Area of office space leased | ft²	9,091		9,091		9,091
Operating lease cost	$ 51	$ 0	$ 101	$ 0	$ 21
Short term lease cost	6	3	11	9	28
Total lease cost	$ 57	$ 3	$ 112	$ 9	$ 49